Deferred tax (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Additions	€ 13,071,131	€ 908,836
DTA Allowance	(13,071,131)	(908,836)
Tax credit
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1,	1,876,901	968,065
Additions		908,836	€ 13,071,131
Balance at December 31,	14,948,032	1,876,901	968,065
Valuation Allowance
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1,	1,876,901	968,065
DTA Allowance	(13,071,131)	(908,836)
Balance at December 31,	€ 14,948,032	€ 1,876,901	€ 968,065